Quarterly Holdings Report
for
Fidelity Freedom® Blend 2030 Fund
December 31, 2021
FBF-Y30-NPRT3-0322
1.9892470.103
Domestic Equity Funds - 34.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,190,066	118,276,581
Fidelity Series Commodity Strategy Fund (a)	8,090,517	33,090,213
Fidelity Series Large Cap Growth Index Fund (a)	3,873,474	74,951,712
Fidelity Series Large Cap Stock Fund (a)	4,388,552	83,338,610
Fidelity Series Large Cap Value Index Fund (a)	10,250,807	159,502,564
Fidelity Series Small Cap Opportunities Fund (a)	2,675,740	39,922,041
Fidelity Series Value Discovery Fund (a)	3,561,023	59,006,145
TOTAL DOMESTIC EQUITY FUNDS (Cost $470,816,527)		568,087,866

International Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,383,226	34,628,269
Fidelity Series Emerging Markets Fund (a)	1,759,088	18,488,017
Fidelity Series Emerging Markets Opportunities Fund (a)	7,908,507	166,236,811
Fidelity Series International Growth Fund (a)	4,082,798	78,063,099
Fidelity Series International Index Fund (a)	2,675,682	32,777,102
Fidelity Series International Small Cap Fund (a)	1,261,244	26,978,015
Fidelity Series International Value Fund (a)	6,992,516	78,106,402
Fidelity Series Overseas Fund (a)	5,420,201	78,050,901
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $451,691,615)		513,328,616

Bond Funds - 33.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	328,804	3,304,478
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,690,026	37,379,964
Fidelity Series Corporate Bond Fund (a)	6,741,057	74,219,038
Fidelity Series Emerging Markets Debt Fund (a)	951,743	8,632,311
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	306,733	2,895,555
Fidelity Series Floating Rate High Income Fund (a)	176,759	1,636,784
Fidelity Series Government Bond Index Fund (a)	9,347,018	98,891,454
Fidelity Series High Income Fund (a)	1,100,543	10,499,181
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,907,227	30,758,461
Fidelity Series International Developed Markets Bond Index Fund (a)	3,224,136	31,693,252
Fidelity Series Investment Grade Bond Fund (a)	9,078,297	105,489,809
Fidelity Series Investment Grade Securitized Fund (a)	7,100,687	73,066,074
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,436,549	63,359,395
Fidelity Series Real Estate Income Fund (a)	530,863	6,227,018
TOTAL BOND FUNDS (Cost $545,146,023)		548,052,774

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b)	1,082	1,082
Fidelity Series Government Money Market Fund 0.08% (a)(c)	3,858,306	3,858,306
Fidelity Series Short-Term Credit Fund (a)	441,407	4,422,895
Fidelity Series Treasury Bill Index Fund (a)	1,157,492	11,574,925
TOTAL SHORT-TERM FUNDS (Cost $19,897,325)		19,857,208

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,487,551,490)	1,649,326,464
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,032)
NET ASSETS - 100.0%	1,649,325,432

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	196,608	195,526	-	-	-	1,082	0.0%
Total	-	196,608	195,526	-	-	-	1,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	13,609,809	10,274,612	25,974	(43,918)	13,199	3,304,478
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	37,268,903	121,691	237,655	(900)	233,652	37,379,964
Fidelity Series Blue Chip Growth Fund	92,596,178	59,974,101	28,950,079	23,454,835	120,457	(5,464,076)	118,276,581
Fidelity Series Canada Fund	21,216,497	12,007,045	1,816,890	741,422	(23,696)	3,245,313	34,628,269
Fidelity Series Commodity Strategy Fund	33,996,737	23,854,784	18,312,301	13,010,947	(2,119,729)	(4,329,278)	33,090,213
Fidelity Series Corporate Bond Fund	55,381,263	24,015,897	5,910,283	1,460,585	(31,057)	763,218	74,219,038
Fidelity Series Emerging Markets Debt Fund	6,696,956	2,633,684	640,224	272,302	(21,576)	(36,529)	8,632,311
Fidelity Series Emerging Markets Debt Local Currency Fund	2,238,647	959,964	115,685	109,796	(5,043)	(182,328)	2,895,555
Fidelity Series Emerging Markets Fund	15,614,686	7,013,537	2,269,828	596,944	(44,318)	(1,826,060)	18,488,017
Fidelity Series Emerging Markets Opportunities Fund	140,373,700	80,330,383	22,975,742	18,781,147	(469,037)	(31,022,493)	166,236,811
Fidelity Series Floating Rate High Income Fund	1,349,167	544,459	267,408	52,935	(527)	11,093	1,636,784
Fidelity Series Government Bond Index Fund	68,292,325	33,340,343	3,374,216	672,261	(72,885)	705,887	98,891,454
Fidelity Series Government Money Market Fund 0.08%	8,486,392	4,058,153	8,686,239	3,826	-	-	3,858,306
Fidelity Series High Income Fund	7,771,857	3,082,240	494,252	392,961	89	139,247	10,499,181
Fidelity Series Inflation-Protected Bond Index Fund	68,608,157	23,139,759	62,244,192	2,652,994	2,666,116	(1,411,379)	30,758,461
Fidelity Series International Developed Markets Bond Index Fund	-	31,957,665	102,448	19,782	(496)	(161,469)	31,693,252
Fidelity Series International Growth Fund	52,177,340	30,896,180	7,859,169	5,994,251	19,494	2,829,254	78,063,099
Fidelity Series International Index Fund	21,783,604	11,791,573	1,780,463	797,641	(18,739)	1,001,127	32,777,102
Fidelity Series International Small Cap Fund	18,819,110	8,711,523	913,783	3,113,898	(3,583)	364,748	26,978,015
Fidelity Series International Value Fund	52,120,226	31,209,382	6,493,451	3,760,362	(103,518)	1,373,763	78,106,402
Fidelity Series Investment Grade Bond Fund	75,793,550	34,689,349	5,431,035	1,582,119	(61,909)	499,854	105,489,809
Fidelity Series Investment Grade Securitized Fund	53,105,731	23,596,370	3,477,454	313,604	(33,793)	(124,780)	73,066,074
Fidelity Series Large Cap Growth Index Fund	58,447,110	21,020,077	18,456,657	2,223,907	733,280	13,207,902	74,951,712
Fidelity Series Large Cap Stock Fund	63,830,907	31,240,352	13,416,276	7,055,795	(164,807)	1,848,434	83,338,610
Fidelity Series Large Cap Value Index Fund	121,928,363	52,280,332	22,177,483	9,371,260	(89,280)	7,560,632	159,502,564
Fidelity Series Long-Term Treasury Bond Index Fund	33,502,947	33,560,460	6,774,995	882,623	(756,241)	3,827,224	63,359,395
Fidelity Series Overseas Fund	52,265,601	27,096,221	9,267,451	2,220,166	30,316	7,926,214	78,050,901
Fidelity Series Real Estate Income Fund	4,655,742	1,634,083	366,315	210,145	(75)	303,583	6,227,018
Fidelity Series Short-Term Credit Fund	4,185,662	3,005,026	2,686,310	77,101	(22,729)	(58,754)	4,422,895
Fidelity Series Small Cap Opportunities Fund	30,829,968	20,779,664	6,359,911	9,494,420	(297,912)	(5,029,768)	39,922,041
Fidelity Series Treasury Bill Index Fund	13,484,702	9,652,665	11,562,442	6,597	(11,611)	11,611	11,574,925
Fidelity Series Value Discovery Fund	45,052,585	21,974,071	9,777,486	4,743,447	(49,903)	1,806,878	59,006,145
	1,224,605,710	720,928,054	293,356,771	114,333,702	(877,530)	(1,974,081)	1,649,325,382

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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